RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2015
Restricted Stock Units [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes restricted stock unit transactions in 2015, 2014 and 2013:

	Number of units
	Directors	Management companies	Total	Fair value
Units outstanding as of December 31, 2012	66,307	66,311	132,618	$5.25
Granted	47,238	47,238	94,476	$6.74
Settled	(25,388)	(25,388)	(50,776)	$9.65
Units outstanding as of December 31, 2013	88,157	88,161	176,318	$9.19
Granted	27,555	27,556	55,111	$9.48
Settled	(41,134)	(41,136)	(82,270)	$9.32
Units outstanding as of December 31, 2014	74,578	74,581	149,159	$4.53
Granted	24,602	24,604	49,206	$4.30
Settled	(40,462)	(40,463)	(80,925)	$4.44
Units outstanding as of December 31, 2015	58,718	58,722	117,440	$1.07